Leases - Schedule of Supplemental Cashflow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$ (111)	$ (96)
Financing cash flows from finance leases	(8)	(6)
Right-of-use assets obtained in exchange for new lease liabilities
Operating leases	56	38
Finance leases	$ 14	$ 10